UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/14

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments—September 30, 2014 (Unaudited)

Bonds and Notes—98.9% †		Principal Amount	Fair Value
U.S. Treasuries—26.8%
U.S. Treasury Bonds
3.38%	05/15/44	$4,118,900	$4,252,764	(a)
4.50%	02/15/36	9,723,900	12,001,422	(a)
4.50%	05/15/38	1,697,900	2,099,294
U.S. Treasury Notes
0.50%	06/30/16 - 08/31/16	25,473,000	25,480,376	(a)
0.75%	01/15/17	5,054,400	5,051,241	(a)
0.88%	01/31/17	182,800	183,143
1.00%	09/30/16 - 09/15/17	12,936,900	13,024,149
1.63%	06/30/19	16,503,600	16,415,933	(a)
2.50%	05/15/24	6,116,100	6,119,922	(a)
3.13%	05/15/19	1,800	1,913
			84,630,157
Agency Mortgage Backed—27.5%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	4,032,086	4,262,275	(a)
4.50%	06/01/33 - 02/01/35	32,764	35,483
5.00%	07/01/35	248,705	277,992
5.00%	06/01/41	1,371,370	1,530,620	(a)
5.50%	05/01/20 - 04/01/39	177,954	197,540
5.50%	01/01/38	399,670	447,697	(a)
6.00%	04/01/17 - 11/01/36	490,280	558,357
6.00%	06/01/37 - 11/01/37	568,972	653,967	(a)
6.50%	07/01/29	2,218	2,508
7.00%	10/01/16 - 08/01/36	164,016	185,651
7.50%	11/01/29 - 09/01/33	8,715	9,652
8.00%	11/01/30	9,167	10,420
Federal National Mortgage Assoc.
2.10%	04/01/37	2,888	2,900	(b)
3.00%	02/01/43 - 06/01/43	17,734,837	17,535,937
3.50%	11/01/42 - 02/01/43	4,240,389	4,353,616
4.00%	05/01/19 - 03/01/44	5,368,886	5,678,356
4.00%	01/01/41 - 03/01/41	2,562,842	2,704,510	(a)
4.50%	05/01/18 - 04/01/41	7,903,633	8,542,710
4.50%	01/01/41	2,598,129	2,809,807	(a)
5.00%	07/01/20 - 06/01/41	2,774,686	3,097,273
5.50%	06/01/20 - 01/01/39	2,362,582	2,629,981
6.00%	05/01/19 - 08/01/35	1,220,050	1,395,244
6.00%	03/01/34	643,075	732,742	(a)
6.50%	12/01/14 - 08/01/36	264,389	295,958
7.00%	10/01/16	857	878	(a)
7.00%	04/01/17 - 02/01/34	33,151	35,443
7.50%	02/01/15 - 12/01/33	97,560	110,588
7.50%	08/01/15	1,624	1,629	(a)
8.00%	11/01/14 - 01/01/33	22,672	24,954
8.00%	09/01/25	10,185	11,678	(a)
8.50%	04/01/30	5,218	6,564
9.00%	12/01/17 - 12/01/22	13,602	14,892
3.00%	TBA	4,170,000	4,110,708	(c)
3.50%	TBA	3,405,000	3,480,282	(c)
5.00%	TBA	2,719,000	2,872,750	(c)
6.00%	TBA	2,132,000	2,409,743	(c)
6.50%	TBA	878,000	996,393	(c)
Government National Mortgage Assoc.
3.00%	06/20/43	903,081	910,827
3.50%	05/20/43	3,562,355	3,688,512

4.00%	01/20/41 - 04/20/43	4,439,272	4,719,990
4.50%	08/15/33 - 03/20/41	2,356,086	2,568,950
5.00%	08/15/33	103,113	114,556
6.00%	04/15/27 - 09/15/36	434,694	500,426
6.50%	04/15/19 - 09/15/36	174,001	197,915
7.00%	11/15/27 - 10/15/36	119,724	134,553
7.50%	03/15/23 - 11/15/31	46,238	48,734
8.00%	09/15/27 - 06/15/30	33,998	35,897
8.50%	10/15/17	11,196	11,992
9.00%	11/15/16 - 12/15/21	26,568	28,420
5.00%	TBA	1,167,000	1,283,632	(c)
5.50%	TBA	435,000	483,139	(c)
			86,755,241
Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	3,415	3,402	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,630,913	4,790	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,438,683	146,950	(f)
4.50%	03/15/18	42,808	1,006	(f)
5.00%	10/15/18 - 02/15/38	67,855	2,547	(f)
5.50%	06/15/33	104,575	19,988	(f)
5.95%	07/15/39	899,226	136,620	(b,f)
6.45%	08/15/25	560,433	73,582	(b,f)
8.00%	04/15/20	1,885	2,009
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,748	1,622	(d,e)
8.00%	02/01/23 - 07/01/24	6,589	1,483	(f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	4,527	4,418	(d,e)
1.24%	12/25/42	391,974	16,273	(b,f)
5.00%	02/25/40 - 09/25/40	889,642	105,901	(f)
5.85%	07/25/38	153,959	21,030	(b,f)
8.00%	05/25/22	10	212	(f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	117,462	107,707	(d,e)
4.50%	08/25/35 - 01/25/36	249,831	39,333	(f)
5.00%	03/25/38 - 05/25/38	148,813	24,715	(f)
5.50%	12/25/33	32,761	6,452	(f)
6.00%	01/25/35	120,532	24,663	(f)
7.50%	11/25/23	20,906	3,787	(f)
8.00%	08/25/23 - 07/25/24	13,189	2,667	(f)
8.50%	03/25/17 - 07/25/22	9,402	1,283	(f)
9.00%	05/25/22	4,159	850	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,571,714	164,022	(f)
5.00%	12/20/35 - 09/20/38	996,654	87,329	(f)
6.10%	02/20/40	2,039,186	358,985	(b,f)
			1,363,626
Asset Backed—0.3%
Capital One Multi-Asset Execution Trust 2006-B1
0.43%	01/15/19	500,000	498,016	(b)
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	336,451	345,282	(g)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	150,000	150,388
			993,686
Corporate Notes—36.3%
21st Century Fox America Inc.
6.65%	11/15/37	248,000	310,863
ABB Finance USA Inc.
1.63%	05/08/17	392,000	394,252

AbbVie Inc.
1.75%	11/06/17	372,000	370,732
2.00%	11/06/18	423,000	416,474
ACCO Brands Corp.
6.75%	04/30/20	83,000	85,905
Actavis Funding SCS
1.30%	06/15/17	489,000	479,868	(h)
4.85%	06/15/44	204,000	191,657	(h)
Agrium Inc.
4.90%	06/01/43	305,000	309,505
Alcoa Inc.
5.13%	10/01/24	85,000	85,110
Altria Group Inc.
2.95%	05/02/23	210,000	200,180
4.50%	05/02/43	210,000	198,251
America Movil SAB de C.V.
5.00%	03/30/20	609,000	666,435
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	290,160
7.75%	11/15/19	81,000	90,720
American Campus Communities Operating Partnership LP
4.13%	07/01/24	305,000	305,878
American International Group Inc.
3.38%	08/15/20	378,000	389,306
American Seafoods Group LLC
10.75%	05/15/16	385,000	374,413	(h)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	513,000	524,117
3.50%	01/31/23	122,000	115,983
Amgen Inc.
2.20%	05/22/19	612,000	605,513
Anadarko Petroleum Corp.
6.20%	03/15/40	221,000	270,310
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	515,000	486,645
ANZ New Zealand International Ltd.
2.60%	09/23/19	400,000	400,966	(h)
AP Moeller - Maersk A/S
2.55%	09/22/19	290,000	290,701	(h)
3.75%	09/22/24	290,000	290,769	(h)
Apple Inc.
2.85%	05/06/21	634,000	635,244
3.45%	05/06/24	423,000	427,206
Aramark Services Inc.
5.75%	03/15/20	587,000	601,675
Archer-Daniels-Midland Co.
4.02%	04/16/43	234,000	222,978
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.23%	12/15/19	250,000	241,875	(b,h)
Arizona Public Service Co.
6.25%	08/01/16	358,000	392,309
Ascension Health
4.85%	11/15/53	326,000	362,495
AT&T Inc.
2.38%	11/27/18	458,000	462,285
4.35%	06/15/45	297,000	272,988
4.80%	06/15/44	244,000	240,404
AXIS Specialty Finance PLC
5.15%	04/01/45	229,000	237,859

Bank of America Corp.
1.70%	08/25/17	206,000	205,110
2.00%	01/11/18	854,000	850,286
2.60%	01/15/19	147,000	146,714
4.00%	04/01/24	640,000	646,669
4.10%	07/24/23	218,000	222,556
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,215,104	(h)
Bed Bath & Beyond Inc.
3.75%	08/01/24	203,000	201,278
4.92%	08/01/34	61,000	60,695
5.17%	08/01/44	285,000	279,060
Berkshire Hathaway Energy Co.
6.13%	04/01/36	330,000	408,389
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	510,000	518,407
3.00%	05/15/22	194,000	193,566
Berkshire Hathaway Inc.
4.50%	02/11/43	419,000	425,446
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	212,000	232,569
Bombardier Inc.
4.75%	04/15/19	251,000	250,373	(h)
6.00%	10/15/22	421,000	418,895	(h)
7.75%	03/15/20	299,000	325,970	(h)
BP Capital Markets PLC
1.38%	05/10/18	211,000	207,215
3.81%	02/10/24	417,000	422,106
Branch Banking & Trust Co.
3.80%	10/30/26	255,000	253,821
Brocade Communications Systems Inc.
4.63%	01/15/23	152,000	145,920
Calpine Corp.
5.75%	01/15/25	251,000	243,784
5.88%	01/15/24	306,000	316,710	(h)
Caterpillar Inc.
4.30%	05/15/44	211,000	214,369
Catholic Health Initiatives
2.60%	08/01/18	125,000	126,696
4.35%	11/01/42	130,000	126,878
CBS Corp.
3.70%	08/15/24	319,000	315,022
4.90%	08/15/44	206,000	203,627
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.63%	02/15/24	250,000	250,625	(h)
Cequel Capital Corp.
5.13%	12/15/21	570,000	545,170	(h)
CF Industries Inc.
5.38%	03/15/44	212,000	221,856
Chesapeake Energy Corp.
3.25%	03/15/16	240,000	240,600
Citigroup Inc.
1.75%	05/01/18	419,000	413,143
5.50%	09/13/25	608,000	662,117
CMS Energy Corp.
4.88%	03/01/44	209,000	217,718
CNA Financial Corp.
5.88%	08/15/20	326,000	371,772
CNH Industrial Capital LLC
3.38%	07/15/19	315,000	296,888	(h)
3.88%	11/01/15	239,000	240,494
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	428,716

Cogeco Cable Inc.
4.88%	05/01/20	400,000	397,000	(h)
Comcast Corp.
4.20%	08/15/34	206,000	204,231
4.75%	03/01/44	209,000	220,491
Commonwealth Bank of Australia
0.75%	01/15/16	547,000	547,426	(h)
Constellation Brands Inc.
7.25%	09/01/16	400,000	438,000
Continental Resources Inc.
4.90%	06/01/44	203,000	197,896
Corp Andina de Fomento
4.38%	06/15/22	604,000	645,515
Corporate Office Properties LP (REIT)
3.60%	05/15/23	399,000	381,611
3.70%	06/15/21	204,000	201,459
COX Communications Inc.
4.70%	12/15/42	92,000	88,732	(h)
Credit Suisse AG
2.60%	05/27/16	405,000	417,074	(h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	166,000	156,870
CSX Corp.
4.50%	08/01/54	207,000	202,142
CVS Health Corp.
2.25%	08/12/19	618,000	611,722
Daimler Finance North America LLC
2.38%	08/01/18	628,000	635,663	(h)
Denbury Resources Inc.
6.38%	08/15/21	304,000	316,160
Dexia Credit Local S.A.
2.25%	01/30/19	843,000	850,484	(h)
Diageo Capital PLC
1.13%	04/29/18	419,000	409,329
Diageo Investment Corp.
2.88%	05/11/22	506,000	496,047
DigitalGlobe Inc.
5.25%	02/01/21	649,000	623,040	(h)
DIRECTV Holdings LLC
4.45%	04/01/24	319,000	332,224
5.15%	03/15/42	259,000	261,886
Dollar General Corp.
1.88%	04/15/18	410,000	394,875
4.13%	07/15/17	412,000	430,289
Dominion Resources Inc.
1.95%	08/15/16	783,000	795,948
Duke Energy Corp.
1.63%	08/15/17	371,000	372,463
3.75%	04/15/24	296,000	303,455
Eaton Corp.
2.75%	11/02/22	453,000	436,766
Ecopetrol S.A.
5.88%	05/28/45	104,000	105,300
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	422,000	419,236
Electricite de France S.A.
2.15%	01/22/19	838,000	835,665	(h)
Enbridge Inc.
4.50%	06/10/44	204,000	198,633
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	146,000	139,430	(h)
Energy Transfer Equity LP
5.88%	01/15/24	416,000	421,200

Energy Transfer Partners LP
6.50%	02/01/42	344,000	391,702
Ensco PLC
4.50%	10/01/24	417,000	418,404
5.75%	10/01/44	210,000	212,888
ERP Operating LP
4.50%	07/01/44	244,000	240,275
European Investment Bank
0.88%	12/15/14	850,000	851,215
4.88%	01/17/17	850,000	926,749
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	101,000	100,426
Exelon Corp.
4.90%	06/15/15	505,000	519,743
Express Scripts Holding Co.
2.25%	06/15/19	815,000	803,582
Five Corners Funding Trust
4.42%	11/15/23	457,000	478,329	(h)
Florida Power & Light Co.
4.13%	02/01/42	222,000	223,109
Ford Motor Credit Company LLC
5.88%	08/02/21	318,000	365,644
Forest Laboratories Inc.
5.00%	12/15/21	412,000	440,381	(h)
Freeport-McMoRan Inc.
5.45%	03/15/43	178,000	181,494
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	173,000	182,515	(h)
Frontier Communications Corp.
7.13%	03/15/19	354,000	382,320
General Motors Co.
4.88%	10/02/23	154,000	162,855
General Motors Financial Company Inc.
2.63%	07/10/17	167,000	167,758
3.00%	09/25/17	257,000	259,570
3.50%	07/10/19	167,000	168,252
4.38%	09/25/21	429,000	438,652
Gilead Sciences Inc.
4.80%	04/01/44	319,000	335,257
Glencore Funding LLC
2.50%	01/15/19	263,000	257,456	(h)
4.13%	05/30/23	312,000	308,789	(h)
4.63%	04/29/24	378,000	380,986	(h)
Grupo Televisa SAB
5.00%	05/13/45	204,000	201,530
HCA Inc.
4.75%	05/01/23	693,000	677,407
6.50%	02/15/20	392,000	428,260
Hewlett-Packard Co.
2.75%	01/14/19	842,000	855,179
Hexion US Finance Corp.
6.63%	04/15/20	371,000	372,855
Hughes Satellite Systems Corp.
6.50%	06/15/19	238,000	252,875
Humana Inc.
3.85%	10/01/24	415,000	414,723
Huntsman International LLC
4.88%	11/15/20	399,000	393,015
Hyundai Capital America
2.13%	10/02/17	189,000	191,289	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	418,000	424,805

Ingles Markets Inc.
5.75%	06/15/23	379,000	380,895
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	417,000	398,235
International Business Machines Corp.
3.63%	02/12/24	426,000	434,720
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	126,000	122,766	(h)
Invesco Finance PLC
3.13%	11/30/22	573,000	565,549
Iron Mountain Inc.
6.00%	08/15/23	417,000	427,425
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	128,850	(h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	232,000	222,720	(h)
Jefferies Group Inc.
5.13%	01/20/23	168,000	178,567
6.50%	01/20/43	140,000	154,696
John Deere Capital Corp.
3.35%	06/12/24	408,000	410,754
Johnson Controls Inc.
4.63%	07/02/44	204,000	199,173
JPMorgan Chase & Co.
3.88%	09/10/24	617,000	604,872
5.00%	12/29/49	299,000	291,465	(b)
6.10%	10/29/49	500,000	494,375	(b)
KB Home
7.00%	12/15/21	417,000	434,722
Kerr-McGee Corp.
6.95%	07/01/24	131,000	164,848
KFW
2.00%	10/04/22	929,000	896,032
4.50%	07/16/18	238,000	263,732
Kilroy Realty LP
4.25%	08/15/29	206,000	203,576
Kinder Morgan Energy Partners LP
3.50%	09/01/23	346,000	328,567
5.50%	03/01/44	212,000	212,473
Kinder Morgan Inc.
5.63%	11/15/23	590,000	626,875	(h)
Kinross Gold Corp.
5.95%	03/15/24	209,000	212,590	(h)
6.88%	09/01/41	70,000	71,465
Korea National Oil Corp.
2.88%	11/09/15	278,000	283,471	(h)
L Brands Inc.
5.63%	02/15/22	417,000	434,722
L-3 Communications Corp.
1.50%	05/28/17	286,000	283,904
3.95%	05/28/24	151,000	149,824
Lamar Media Corp.
5.00%	05/01/23	417,000	401,362
Land O’ Lakes Inc.
6.00%	11/15/22	116,000	123,969	(h)
Liberty Mutual Group Inc.
4.25%	06/15/23	434,000	443,557	(h)
Linn Energy LLC
6.25%	11/01/19	216,000	210,870
Macquarie Bank Ltd.
2.60%	06/24/19	814,000	813,340	(h)

Marathon Petroleum Corp.
3.63%	09/15/24	415,000	406,226
4.75%	09/15/44	317,000	304,309
Marsh & McLennan Companies Inc.
3.50%	03/10/25	410,000	403,199
Mattel Inc.
2.35%	05/06/19	633,000	629,636
MEG Energy Corp.
6.50%	03/15/21	250,000	256,250	(h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	159,499
Metlife Inc.
4.72%	12/15/44	166,000	167,557
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	506,874	(h)
Monsanto Co.
3.38%	07/15/24	203,000	201,939
4.70%	07/15/64	120,000	119,435
Morgan Stanley
2.13%	04/25/18	410,000	409,957
2.38%	07/23/19	621,000	611,181
4.10%	05/22/23	487,000	485,655
4.35%	09/08/26	320,000	314,501
4.75%	03/22/17	271,000	291,220
4.88%	11/01/22	406,000	428,932
5.00%	11/24/25	267,000	279,231
Motorola Solutions Inc.
4.00%	09/01/24	412,000	402,161
Mylan Inc.
5.40%	11/29/43	197,000	208,788
7.88%	07/15/20	436,000	475,581	(h)
National Agricultural Cooperative Federation
4.25%	01/28/16	231,000	239,693	(h)
National Retail Properties Inc.
3.90%	06/15/24	338,000	338,842
NCL Corporation Ltd.
5.00%	02/15/18	222,000	224,220
Newfield Exploration Co.
5.63%	07/01/24	445,000	476,150
5.75%	01/30/22	441,000	472,972
Newmont Mining Corp.
4.88%	03/15/42	158,000	133,208
Nexen Energy ULC
6.40%	05/15/37	223,000	271,746
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	711,000	723,620
Northeast Utilities
1.45%	05/01/18	421,000	414,300
Omnicom Group Inc.
3.63%	05/01/22	170,000	172,501
Oracle Corp.
2.25%	10/08/19	818,000	814,618
3.63%	07/15/23	302,000	309,936
4.50%	07/08/44	203,000	205,501
Owens & Minor Inc.
3.88%	09/15/21	415,000	415,512
Pacific Gas & Electric Co.
3.40%	08/15/24	617,000	612,496
PacifiCorp
6.25%	10/15/37	8,000	10,386
People’s United Bank
4.00%	07/15/24	478,000	474,609

Perrigo Company PLC
2.30%	11/08/18	425,000	422,164	(h)
Petrobras International Finance Co.
3.50%	02/06/17	393,000	399,830
3.88%	01/27/16	159,000	162,737
Petroleos Mexicanos
3.50%	01/30/23	197,000	188,726
Philip Morris International Inc.
4.13%	03/04/43	209,000	197,322
Pitney Bowes Inc.
4.63%	03/15/24	400,000	405,463
Plains Exploration & Production Co.
6.50%	11/15/20	133,000	145,651
PNC Bank
2.40%	10/18/19	840,000	834,928
Prudential Financial Inc.
5.63%	06/15/43	257,000	267,845	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	599,519
Range Resources Corp.
5.75%	06/01/21	258,000	270,900
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	312,000	307,320
Revlon Consumer Products Corp.
5.75%	02/15/21	857,000	839,860
Roche Holdings Inc.
2.25%	09/30/19	630,000	627,404	(h)
2.88%	09/29/21	445,000	444,362	(h)
3.35%	09/30/24	445,000	445,826	(h)
Rowan Companies Inc.
4.75%	01/15/24	294,000	295,543
5.85%	01/15/44	84,000	82,671
Royal Bank of Canada
1.20%	09/19/18	663,000	659,475
RSI Home Products Inc.
6.88%	03/01/18	399,000	415,957	(h)
Ryder System Inc.
2.45%	09/03/19	507,000	504,158
Sabine Pass Liquefaction LLC
5.63%	02/01/21	160,000	164,400
Schaeffler Holding Finance BV
6.88%	08/15/18	240,000	249,600	(h,i)
Seagate HDD Cayman
4.75%	01/01/25	314,000	312,430	(h)
Shell International Finance BV
3.40%	08/12/23	642,000	652,425
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	336,000	316,485	(h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	440,000	448,800	(h)
Spectra Energy Partners LP
4.75%	03/15/24	412,000	441,900
Sprint Corp.
7.25%	09/15/21	235,000	244,694	(h)
Statoil ASA
3.70%	03/01/24	638,000	661,221
4.80%	11/08/43	213,000	230,794
Steel Dynamics Inc.
5.13%	10/01/21	257,000	260,855	(h)
Sysco Corp.
2.35%	10/02/19	415,000	415,009	(c)
3.50%	10/02/24	290,000	290,796	(c)
4.35%	10/02/34	165,000	167,399	(c)

T-Mobile USA Inc.
6.25%	04/01/21	69,000	69,690
Talisman Energy Inc.
6.25%	02/01/38	172,000	191,880
Tampa Electric Co.
4.35%	05/15/44	204,000	209,857
Target Corp.
3.50%	07/01/24	468,000	468,449
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	415,000	422,936	(h)
Teck Resources Ltd.
3.75%	02/01/23	392,000	368,942
5.40%	02/01/43	210,000	195,499
Telecom Italia S.p.A.
5.30%	05/30/24	650,000	637,000	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	156,815
6.00%	10/01/20	416,000	439,920
Textron Inc.
6.20%	03/15/15	334,000	342,417
The Allstate Corp.
5.75%	08/15/53	235,000	250,275	(b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	598,300	(h)
2.35%	09/08/19	630,000	624,714	(h)
The Dow Chemical Co.
3.50%	10/01/24	830,000	809,580
4.25%	10/01/34	420,000	404,400
The Goldman Sachs Group Inc.
2.38%	01/22/18	501,000	506,201
2.63%	01/31/19	624,000	622,395
2.90%	07/19/18	179,000	183,351
4.00%	03/03/24	501,000	504,597
4.80%	07/08/44	244,000	245,356
The Korea Development Bank
3.25%	03/09/16	380,000	391,370
4.00%	09/09/16	220,000	231,556
The Potomac Edison Co.
5.35%	11/15/14	245,000	246,438
The Southern Co.
2.45%	09/01/18	513,000	521,804
The Timken Co.
3.88%	09/01/24	316,000	311,057	(h)
The Williams Companies Inc.
4.55%	06/24/24	132,000	130,584
5.75%	06/24/44	204,000	200,439
8.75%	03/15/32	164,000	208,115
Time Inc.
5.75%	04/15/22	262,000	250,865	(h)
Time Warner Cable Inc.
5.88%	11/15/40	272,000	320,040
6.55%	05/01/37	123,000	155,165
Time Warner Inc.
5.35%	12/15/43	359,000	386,605
Tops Holding Corp.
8.88%	12/15/17	778,000	811,065
Tyco Electronics Group S.A.
2.35%	08/01/19	413,000	412,097
Tyson Foods Inc.
2.65%	08/15/19	206,000	206,385
3.95%	08/15/24	137,000	137,240
5.15%	08/15/44	137,000	141,767

U.S. Bancorp
3.44%	02/01/16	645,000	666,330
Ultra Petroleum Corp.
6.13%	10/01/24	171,000	163,305	(h)
Unit Corp.
6.63%	05/15/21	400,000	401,000
United Rentals North America Inc.
5.75%	07/15/18	399,000	415,957
6.13%	06/15/23	167,000	171,593
Vail Resorts Inc.
6.50%	05/01/19	238,000	249,008
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	229,000	235,298	(h)
6.75%	08/15/18	309,000	325,995	(h)
Verizon Communications Inc.
1.35%	06/09/17	1,018,000	1,012,828
5.05%	03/15/34	128,000	135,617
5.15%	09/15/23	431,000	477,276
6.55%	09/15/43	236,000	294,857
Viasystems Inc.
7.88%	05/01/19	240,000	251,400	(h)
Virgin Media Finance PLC
6.00%	10/15/24	257,000	257,321	(c,h)
Virgin Media Secured Finance PLC
5.25%	01/15/21	200,000	201,000
Volkswagen Group of America Finance LLC
2.13%	05/23/19	1,020,000	1,011,646	(h)
Wal-Mart Stores Inc.
3.30%	04/22/24	338,000	341,853
4.30%	04/22/44	423,000	425,503
Weatherford International Ltd.
5.95%	04/15/42	277,000	297,530
6.75%	09/15/40	105,000	122,954
WellPoint Inc.
3.30%	01/15/23	419,000	414,259
Wells Fargo & Co.
4.10%	06/03/26	474,000	472,334
5.90%	12/29/49	273,000	278,119	(b)
Windstream Corp.
6.38%	08/01/23	400,000	386,000
WPP Finance 2010
3.75%	09/19/24	415,000	409,297
WPX Energy Inc.
5.25%	01/15/17	399,000	414,960
Wynn Macau Ltd.
5.25%	10/15/21	200,000	193,000	(h)
Xilinx Inc.
2.13%	03/15/19	213,000	211,682
XLIT Ltd.
5.25%	12/15/43	201,000	221,029
Yamana Gold Inc.
4.95%	07/15/24	324,000	322,531	(h)
			114,625,435
Non-Agency Collateralized Mortgage Obligations—5.9%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	616,743	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190,000	204,654
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	924,772	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	31,212	34,276	(b)

Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	180,000	201,020	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	390,000	395,419	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	417,534	429,877	(b)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	165,040	170,200	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	361,801	363,614	(b)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	210,000	221,745	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	479,326	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	417,000	373,654	(b,h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	222,716	(b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	181,741	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	256,687	(b)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	205,000	208,319	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	715,000	749,644	(b)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.22%	10/25/35	97,932	—	(**,b,k)
GS Mortgage Securities Corp. II 2012-GCJ9
2.53%	11/10/45	976,233	119,333	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	210,000	215,907	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	410,000	422,851
5.47%	08/10/44	190,000	210,402	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	215,000	225,644
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	751,000	671,799
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	420,000	415,875	(h)
Impac CMB Trust Series 2004-5
0.87%	10/25/34	178,973	174,252	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.08%	12/15/47	1,273,051	122,870	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	665,356	672,649	(b)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	112,184	112,453	(b)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	270,000	289,263
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	686,496	739,469
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	129,947	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	170,000	180,846	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	310,000	323,071	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	210,000	217,222	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.87%	12/15/39	1,121,083	2,334	(b,f,h)

LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	210,641	214,202
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	410,000	424,853
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	183,465	195,236	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	445,000	486,736	(b)
6.11%	07/15/40	520,000	568,939	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	54,732	4,089	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570,000	610,265	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	388,000	383,120	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	205,642	165,327	(h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	610,000	614,210	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	250,000	235,000	(b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	450,000	465,998	(b)
5.27%	10/12/52	320,000	333,051	(b)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	160,000	170,595	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	430,000	475,189	(b)
Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	210,000	235,527	(b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	208,322	(b,h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	138,709	4,327
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	246,479
5.30%	12/15/46	170,000	167,827	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	290,000	305,951	(b)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	247,584	208,273	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	561,932	(b)
			18,566,042
Sovereign Bonds—0.9%
Government of Brazil
4.25%	01/07/25	602,000	595,980
Government of Chile
3.63%	10/30/42	148,000	129,870
Government of Colombia
2.63%	03/15/23	323,000	297,160
5.63%	02/26/44	334,000	367,400
Government of Mexico
4.00%	10/02/23	208,000	214,968
4.75%	03/08/44	398,000	395,015
Government of Panama
4.00%	09/22/24	200,000	199,500
Government of Philippines
4.20%	01/21/24	200,000	211,000
Government of Turkey
3.25%	03/23/23	293,000	263,700
6.63%	02/17/45	137,000	153,269
			2,827,862

Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	275,000	337,458
Denver City & County School District No 1
4.24%	12/15/37	370,000	359,178
Municipal Electric Authority of Georgia
6.64%	04/01/57	317,000	397,562
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	183,767
Port Authority of New York & New Jersey
4.46%	10/01/62	520,000	518,409
South Carolina State Public Service Authority
6.45%	01/01/50	200,000	263,240
State of California
5.70%	11/01/21	280,000	329,599
			2,389,213
FNMA—0.0% *
Lehman TBA
5.50%	TBA	239,317	—	(**,j,k)
Total Bonds and Notes (Cost $309,576,563)			312,151,262

	Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $322,150)	12,886	330,268

Total Investments in Securities (Cost $309,898,713)		312,481,530

Short-Term Investments—5.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $18,655,871)		18,655,871	(a,e,l)

Total Investments (Cost $328,554,584)		331,137,401

Liabilities in Excess of Other Assets, net—(4.9)%		(15,320,007)

NET ASSETS—100.0%		$315,817,394

Other Information:

The Fund had the following long futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
2 Yr. U.S. Treasury Notes Futures	December 2014	104	$22,759,750	$(2,576)

The Fund had the following short futures contracts open at September 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2014	87	$(10,288,430)	$(24,698)
10 Yr. U.S. Treasury Notes Futures	December 2014	71	(8,849,484)	11,183
U.S. Long Bond Futures	December 2014	148	(20,410,125)	(27,398)
Ultra Long-Term U.S. Treasury Bond Futures	December 2014	1	(152,500)	(1,063)

				$(41,976)

				$(44,552)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Coupon amount represents effective yield.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to $30,420,268 or 9.63% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price.

Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in Registered Investment Companies are valued at the published daily net asset value and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$84,630,157	$—	$84,630,157
Agency Mortgage Backed	—	86,755,241	—	86,755,241
Agency Collateralized Mortgage Obligations	—	1,363,626	—	1,363,626
Asset Backed	—	993,686	—	993,686
Corporate Notes	—	114,625,435	—	114,625,435
Non-Agency Collateralized Mortgage Obligations	—	18,566,042	—	18,566,042
Sovereign Bonds	—	2,827,862	—	2,827,862
Municipal Bonds and Notes	—	2,389,213	—	2,389,213
Preferred Stock	330,268	—	—	330,268
Short-Term Investments	18,655,871	—	—	18,655,871

Total Investments in Securities	$18,986,139	$312,151,262	$—	$331,137,401

Other Financial Instruments*
Long Futures Contracts—Unrealized Depreciation	$(2,576)	$—	$—	$(2,576)
Short Futures Contracts—Unrealized Appreciation	11,183	—	—	11,183
Short Futures Contracts—Unrealized Depreciation	(53,159)	—	—	(53,159)

Total Other Financial Instruments	$(44,552)	$—	$—	$(44,552)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$328,703,519	$4,911,317	$(2,477,435)	$2,433,882

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or

15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 20, 2014

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 20, 2014